Note 5 - Loan Payable	6 Months Ended
Jan. 31, 2017
Notes
Note 5 - Loan Payable

NOTE 5 – LOAN PAYABLE

On January 30, 2014, the Company entered into a short-term loan of $6,000 with an interest rate of 3% per annum and a maturity date of April 30, 2015.  The Company has repaid $2,597 as of January 31, 2017. At January 31, 2017, accrued interest on these loans is $303 (July 31, 2016 - $277). At January 31, 2017, this loan is past due.